Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Amortization for the year	$ 1,723	$ 2,213	$ 1,980
Effect of exchange rate changes	30
Carrying Amount [Abstract]
Carrying amount	7,876	8,750
Technology
IFRS Statement [Line Items]
Effect of exchange rate changes	0
Carrying Amount [Abstract]
Carrying amount	4,385	5,490
Software
IFRS Statement [Line Items]
Effect of exchange rate changes	(13)
Carrying Amount [Abstract]
Carrying amount	414	727
Others
IFRS Statement [Line Items]
Effect of exchange rate changes	43
Carrying Amount [Abstract]
Carrying amount	3,077	2,533
Accumulated depreciation and amortisation [member]
IFRS Statement [Line Items]
Opening Balance	(12,552)	(10,337)
Amortization for the year	(1,723)	(2,213)
Transfer from other current assets	0
Disposals	0	0
Effect of exchange rate changes		(2)
Ending Balance	(14,245)	(12,552)	(10,337)
Accumulated depreciation and amortisation [member] | Technology
IFRS Statement [Line Items]
Opening Balance	(7,681)	(6,189)
Amortization for the year	(1,105)	(1,492)
Transfer from other current assets	0
Disposals	0	0
Effect of exchange rate changes		0
Ending Balance	(8,786)	(7,681)	(6,189)
Accumulated depreciation and amortisation [member] | Software
IFRS Statement [Line Items]
Opening Balance	(4,615)	(4,017)
Amortization for the year	(464)	(602)
Transfer from other current assets	0
Disposals	0	0
Effect of exchange rate changes		4
Ending Balance	(5,092)	(4,615)	(4,017)
Accumulated depreciation and amortisation [member] | Others
IFRS Statement [Line Items]
Opening Balance	(256)	(131)
Amortization for the year	(154)	(119)
Transfer from other current assets	0
Disposals	0	0
Effect of exchange rate changes		(6)
Ending Balance	(367)	(256)	(131)
Gross carrying amount [member]
IFRS Statement [Line Items]
Opening Balance	21,302	21,115
Acquisitions through business combinations	704
Additions	87	152
Transfer from other current assets	21
Disposals	0	0
Effect of exchange rate changes	7	35
Ending Balance	22,121	21,302	21,115
Gross carrying amount [member] | Technology
IFRS Statement [Line Items]
Opening Balance	13,171	13,171
Acquisitions through business combinations	0
Additions	0	0
Transfer from other current assets	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	13,171	13,171	13,171
Gross carrying amount [member] | Software
IFRS Statement [Line Items]
Opening Balance	5,342	5,194
Acquisitions through business combinations	41
Additions	87	152
Transfer from other current assets	21
Disposals	0	0
Effect of exchange rate changes	15	(4)
Ending Balance	5,506	5,342	5,194
Gross carrying amount [member] | Others
IFRS Statement [Line Items]
Opening Balance	2,789	2,750
Acquisitions through business combinations	663
Additions	0	0
Transfer from other current assets	0
Disposals	0	0
Effect of exchange rate changes	(8)	39
Ending Balance	$ 3,444	$ 2,789	$ 2,750